NOTE 12 - SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
NOTE 12 - SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through December 23, 2021, the date of issuance of these consolidated financial statements and noted the following events requiring disclosure:

On or about October 1, 2021, the Company entered into a consulting contract employment agreement with Neeta Shah to act as the CFO of the Company. Mrs. Shah is to receive monthly cash compensation of $7,500 until at least $5,000,000 funding has been received through the S-1 offering, whereas Mrs. Shah will become a full-time employee on a monthly cash compensation of $15,000. Mrs. Shah will also be granted a signing bonus of 102,040 restricted shares, of which 51,020 shares were issued in October 2021.

On or about October 11, 2021 the Company issued 33,000 shares for Investor relations services, as per the contract signed July 1, 2021.

On or about November 5, 2021 the Company entered into unsecured convertible promissory notes for $175,630. The notes bear interest at 2% per annum, mature on April 29, 2023 and have the same conversion terms as the convertible notes outstanding at June 30, 2021 as disclosed in Note 7 – Convertible Notes Payable.

On or about November 9, 2021 the Company submitted a Form S-1 to the Securities and Exchange commission to register for sale 10,000,000 shares of common stock for sale. The S-1 also had selling shareholders of 2,041,786. Holders of the convertible promissory notes issued June and November 2021, plus 33,000 shares issued in respect of investor relations services.

NOTE 14 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through October 15, 2021, the date of issuance of these consolidated financial statements.

On or about January 18, 2021, Bubblr Limited caused a controlling interest in the Company to be conveyed to an officer of the Company. Upon closing, an officer of the Company acquired 60% voting control of the Company.

On or about January 18, 2021, the two (2) shares of Series B Preferred Stock were converted into 2,650 shares of common stock.

On January 31, 2021, the Company issued 306,120 shares of common stock to Barr L Shoob, Matt Loab and Otto Berkes in consideration of services rendered in the provision of the Advisory Board.

On January 31, 2021, the Company issued 24,000 shares of common stock to PCG Advisory Inc in consideration of investor relations services rendered

On March 31, 2021 the Company amended and restated its Articles of Incorporation. In doing so, it retained one class of preferred stock “Special 2019 Series A Preferred Stock”. All other previous classes of preferred stock were retired.

On or about May 3, 2021, the Company issued 7,000,000 shares of common stock to a third-party in settlement of the agreement dated March 31, 2021 and subsequent judication of April 23, 2021 of the United States District Court for the District of Maryland Northern Division, an order approving, among other things, fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act of 1933, as amended (the “Securities Act”), against the past-due obligations and accounts payable of the Company. The debt consisted of the 2019 Convertible promissory Note of $25,000, plus an accrued consultancy fee of $50,000

On June 26, 2021, the Company issued 204,080 shares of common stock to Cecil Peters and Richard L. Willard in consideration of services rendered in the provision of the Advisory Board.

On or about July 1, 2021 the Company amended the employment agreement with Steven Saunders, our Chief Executive Officer and Director. The term is three years. Mr. Saunders is to receive monthly cash compensation of $15,000, reduced by $4,200 until at least $5,000,000 funding has been received.

On or about July 1, 2021 the Company amended into employment agreement with Stephen Morris, our Founder and CTO, the term is three years. Mr. Morris is to receive monthly cash compensation of $15,000, reduced by $5,750 until at least $5,000,000 has been received.

On or about August 15, 2021 the Company has entered into an employment agreement with Rik Willard to act as Head of Strategy of the Company and as Director. The term is 1 year. Mr. Willard is to receive monthly cash compensation of $15,000, reduced by $7,500 until at least $5,000,000 funding has been received through the Reg A offering. Mr. Willard was also granted a signing bonus of 102,040 restricted shares.

On or about October 1, 2021, the Company has entered into a consulting contract employment agreement with Neeta Shah to act as the CFO of the Company. Mrs. Shah is to receive monthly cash compensation of $7,500 until at least $5,000,000 funding has been received, whereas Mrs. Shah will become a full-time employee on a monthly cash compensation of $15,000. Mrs. Shah will also be granted a signing bonus of 51,020 restricted shares.

On or about October 11, 2021 the Company issued 33,000 shares for Investor relations services, as per the contract signed July 1, 2021 and 51,020 shares for CFO services